UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-06103

Investors Cash Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  3/31

Date of reporting period:  6/30/2013

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of June 30, 2013 (Unaudited)

Investors Cash Trust-Treasury Portfolio
	Principal Amount ($)	Value ($)
Government & Agency Obligations 26.7%
U.S. Treasury Obligations
U.S. Treasury Bills:
0.045% *, 9/12/2013	5,000,000	4,999,544
0.075% *, 12/12/2013	10,000,000	9,996,583
0.177% *, 10/17/2013	34,300,000	34,281,735
U.S. Treasury Notes:
0.25%, 10/31/2013	20,000,000	20,002,555
0.25%, 11/30/2013	35,000,000	35,013,469
0.375%, 7/31/2013	35,000,000	35,009,416
0.5%, 10/15/2013	117,500,000	117,600,259
0.5%, 11/15/2013	92,500,000	92,628,215
0.75%, 8/15/2013	100,000,000	100,078,521
0.75%, 12/15/2013	90,000,000	90,240,937
1.0%, 1/15/2014	50,000,000	50,224,862
1.875%, 4/30/2014	100,000,000	101,410,635
2.25%, 5/31/2014	70,000,000	71,338,337
2.75%, 10/31/2013	89,000,000	89,780,419
3.125%, 8/31/2013	63,000,000	63,318,999
4.75%, 5/15/2014	75,000,000	78,008,206

Total Government & Agency Obligations (Cost $993,932,692)		993,932,692
Repurchase Agreements 69.8%
Barclays Capital, 0.1%, dated 6/28/2013, to be repurchased at $600,005,000, on 7/1/2013 (a)	600,000,000	600,000,000
BNP Paribas, 0.1%, dated 6/28/2013, to be repurchased at $250,002,083 on 7/1/2013 (b)	250,000,000	250,000,000
Citigroup Global Markets, Inc., 0.1%, dated 6/28/2013, to be repurchased at $500,004,167 on 7/1/2013 (c)	500,000,000	500,000,000
Credit Suisse Securities (U.S.A.) LLC, 0.1%, dated 6/28/2013, to be repurchased at $100,000,833 on 7/1/2013 (d)	100,000,000	100,000,000
HSBC Securities, Inc., 0.1%, dated 6/28/2013, to be repurchased at $396,003,300 on 7/1/2013 (e)	396,000,000	396,000,000
JPMorgan Securities, Inc., 0.1%, dated 6/28/2013, to be repurchased at $200,001,667 on 7/1/2013 (f)	200,000,000	200,000,000
Merrill Lynch & Co., Inc., 0.1%, dated 6/28/2013, to be repurchased at $50,352,822 on 7/1/2013 (g)	50,352,402	50,352,402
RBS Securities, Inc., 0.1%, dated 6/28/2013, to be repurchased at $250,002,083 on 7/1/2013 (h)	250,000,000	250,000,000
The Toronto-Dominion Bank, 0.06%, dated 6/26/2013, to be repurchased at $250,002,917 on 7/3/2013 (i)	250,000,000	250,000,000

Total Repurchase Agreements (Cost $2,596,352,402)		2,596,352,402

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $3,590,285,094) †	96.5	3,590,285,094
Other Assets and Liabilities, Net	3.5	130,052,685

Net Assets	100.0	3,720,337,779

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Annualized yield at time of purchase; not a coupon rate.
†	The cost for federal income tax purposes was $3,590,285,094.
(a)	Collateralized by $607,605,100 U.S. Treasury Note, 1.0%, maturing on 10/31/2016 with a value of $612,000,066.
(b)	Collateralized by $255,611,200 U.S. Treasury Notes, with various coupon rates from 0.75-3.125%, with the various maturity dates of 8/31/2013-11/15/2021 with a value of $255,250,897.
(c)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
248,138,900	U.S. Treasury Bonds	2.75-6.375	8/15/2027-11/15/2042	273,961,700
115,858,700	U.S. Treasury Inflation-Indexed Notes	0.125-1.875	7/15/2019-1/15/2023	143,171,084
108,994,900	U.S. Treasury Note	1.625	8/15/2022	102,867,240
Total Collateral Value				520,000,024

(d)	Collateralized by $274,755,000 U.S. Treasury STRIPS, maturing on 5/15/2040 with a value of $102,000,052.
(e)	Collateralized by $391,246,500 U.S. Treasury Notes, with various coupon rates from 1.75-3.625%, with the various maturity dates of 8/15/2019-5/15/2022 with a value of $403,924,021.
(f)	Collateralized by $514,044,313 U.S. Treasury STRIPS, with the various maturity dates of 5/15/2026-5/15/2043 with a value of $204,000,356.
(g)	Collateralized by $40,266,300 U.S. Treasury Bond, 5.25%, maturing on 11/15/2028 with a value of $51,359,512.
(h)	Collateralized by $221,322,700 U.S. Treasury Inflation-Indexed Notes, with various coupon rates from 0.125-2.0%, with the various maturity dates of 1/15/2014-1/15/2022 with a value of $255,003,608.
(i)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
8,795,000	Federal Home Loan Bank	0.13	3/19/2014	8,793,527
44,875,000	Federal National Mortgage Association	0.5	3/28/2016	44,649,279
1,816,000	U.S. Treasury Bill	Zero Coupon	5/1/2014	1,814,135
17,908,900	U.S. Treasury Bonds	3.75-5.25	11/15/2028-8/15/2041	22,687,316
174,867,600	U.S. Treasury Notes	0.25-3.125	9/30/2013-11/30/2015	177,055,828
Total Collateral Value				255,000,085

STRIPS: Separate Trading of Registered Interest and Principal Securities

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Securities held by the fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of June 30, 2013 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Government & Agency Obligations(j)	$—	$993,932,692	$—	$993,932,692
Repurchase Agreements	—	2,596,352,402	—	2,596,352,402
Total	$—	$3,590,285,094	$—	$3,590,285,094

There have been no transfers between fair value measurement levels during the period ended June 30, 2013.
(j)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Treasury Portfolio, a series of Investors Cash Trust

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	August 19, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	August 19, 2013

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	August 19, 2013